Share Capital (Details) - Schedule of Stock Options - Stock options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Share Capital (Details) - Schedule of Stock Options [Line Items]
Number of options, Balance	3,957,167	3,662,167
Weighted average exercise price, Balance	$ 3.37	$ 3.18
Number of options, Options Granted	1,335,000	1,186,000
Weighted average exercise price, Options Granted	$ 2.1	$ 3.47
Number of options, Options exercised	(85,000)	(445,000)
Weighted average exercise price, Options exercised	$ 2.15	$ 1.82
Number of options, Options forfeited	(745,000)	(446,000)
Weighted average exercise price, Options forfeited	$ 3.68	$ 3.66
Number of options, Options expired	(689,167)
Weighted average exercise price, Options expired	$ 2.15
Number of options, Balance	3,773,000	3,957,167
Weighted average exercise price, Balance	$ 3.11	$ 3.37